Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,243,252,717.09
Previously Paid Amount	0.00
Total Fee Amount	171,693.20
Total Offset Amount	7,189.12
Net Fee	$ 164,504.08
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A